Interest expense	12 Months Ended
Dec. 31, 2018
Borrowing costs [abstract]
Interest expense

Note 7	Interest expense

FOR THE YEAR ENDED DECEMBER 31	2018	2017
Interest expense on long-term debt	(918)	(898)
Interest expense on other debt	(133)	(101)
Capitalized interest	51	44
Total interest expense	(1,000)	(955)

Interest expense on long-term debt includes interest on finance leases of $142 million and $145 million for 2018 and 2017, respectively.
Capitalized interest was calculated using an average rate of 3.88% and 3.81% for 2018 and 2017, respectively, which represents the weighted average interest rate on our outstanding long-term debt.